Investments: Investment Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross Investment Income, Operating	$ 312	$ 289	$ 2,033
Investment Income, Investment Expense	(34)	(113)	(105)
Net Investment Income	278	176	1,928
Debt Securities
Gross Investment Income, Operating	304	275	1,829
Policy loans
Gross Investment Income, Operating	8	8	165
Other investments
Gross Investment Income, Operating		$ 6	$ 39